Earnings per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit (loss), attributable to ordinary equity holders of parent entity [Abstract]
Profit attributable to Navios Logistics’ stockholders	$ 11,669	$ 30,154	$ 8,410
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net earnings per share from continuing operations: Basic and diluted	$ 0.58	$ 1.51	$ 0.42